Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
On December 22, 2017, the Tax Cuts and Jobs Act (Tax Act) was enacted. The Tax Act significantly revised the U.S. corporate income tax system by, among other things, lowering corporate income tax rates from 35% to 21%, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. Staff Accounting Bulletin (SAB) No. 118 provided a measurement period that should not extend beyond one year from the enactment date for companies to complete the accounting under the Tax Act.
In accordance with SAB No. 118, based on the information available as of December 31, 2017 the Company recorded a provisional reduction of income taxes of $607,919 as a result of the Tax Act. The Company’s deferred tax liabilities were reduced by $560,198 due to the lower income tax rate. The remaining $47,721 is the effects of the implementation of the territorial tax system and the remeasurement of U.S. deferred tax liabilities on unremitted foreign earnings.
As a result of the Inventory Accounting Change (see Note 1), Cost of goods sold was increased for the year ended December 31, 2017 while income tax provision was reduced by $14,595, including a reversal of $7,853 income tax benefit related to the remeasurement of U.S. deferred tax liabilities in 2017 for the Tax Act. Related amounts in this Income Tax Note have been revised due to the impact of the Inventory Accounting Change for the year ended December 31, 2017.
During the second quarter of 2018, the Company made purchase accounting adjustments related to the Acquisition which resulted in the reversal of $27,455 of income tax benefits related to the remeasurement of U.S. deferred tax liabilities. No other material adjustments were made under SAB No. 118 for the 2018 tax year. The Company completed its analysis of the Tax Act in the fourth quarter of 2018 and the accounting under the Tax Act has been finalized.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using the enacted tax rates and laws that are currently in effect. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Deferred tax assets:
Exit costs, environ-mental and other similar items	$84,517	$50,193	$74,535
Employee related and benefit items	96,963	104,098	166,313
Other items	161,578	113,184	148,910
Total deferred tax assets	343,058	267,475	389,758

Deferred tax liabilities:
Depreciation and amortization	1,303,620	1,506,650	254,430
LIFO inventories	64,502	66,580	83,659
Other items	29,464	49,670	59,746
Total deferred tax liabilities	1,397,586	1,622,900	397,835

Net deferred tax liabilities	$1,054,528	$1,355,425	$8,077

As of December 31, 2018, the Company’s net deferred income tax liability relates primarily to deferred tax liabilities recorded for intangible assets acquired through the Acquisition.
Netted against the Company’s other deferred tax assets were valuation allowances of $73,543, $44,101 and $17,292 at December 31, 2018, 2017 and 2016, respectively. The increase in the valuation allowance in 2018 is primarily due to net operating losses of certain foreign subsidiaries, as well as foreign tax credit carryforwards due to uncertainty of their realization. The Company has $23,210 of domestic net operating loss carryforwards acquired through acquisitions that have expiration dates through the tax year 2037, foreign tax credits of $18,781 that expire in calendar years 2027 through 2028 and foreign net operating losses of $340,007. The foreign net operating losses are related to various jurisdictions that provide for both indefinite carryforward periods and others with carryforward periods that range from the tax years 2018 to 2038.
Significant components of the provisions for income taxes were as follows:

	2018	2017	2016
Current:
Federal	$288,755	$269,330	$438,244
Foreign	53,155	53,442	31,125
State and local	52,372	39,320	61,402
Total current	394,282	362,092	530,771
Deferred:
Federal	(102,149)	(486,669)	(56,891)
Foreign	(35,276)	(42,292)	(2,121)
State and local	(5,953)	(91,769)	(9,229)
Total deferred	(143,378)	(620,730)	(68,241)
Total provisions (credits) for income taxes	$250,904	$(258,638)	$462,530

Under provisions of the Tax Act, the Company received an income tax benefit in 2018 of $8,590 related to foreign derived intangible income and incurred a $5,515 income tax expense related to Global Intangible Low Taxed Income (GILTI). The Company has made an accounting policy election to record GILTI as a period cost.
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2018	2017	2016
Domestic	$1,309,279	$1,415,572	$1,504,990
Foreign	50,371	53,738	90,243
	$1,359,650	$1,469,310	$1,595,233

A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
Effect of:
State and local income taxes	3.2	2.1	2.3
Investment vehicles	(1.2)	(1.4)	(1.5)
Domestic production activities		(3.1)	(2.9)
Employee share-based payments	(3.2)	(5.9)	(2.8)
Research and development credits	(1.3)	(.9)	(.2)
Amended returns and refunds	(1.6)	(.9)
Other - net	(.3)	(.4)	(.9)
Subtotal	16.6%	24.5%	29.0%
Effect of:
Tax Act	1.9	(40.8)
Subsidiary mergers		(4.2)
Reported effective tax rate	18.5%	(20.5)%	29.0%

Excluding the tax benefit recorded in the 2017 tax year for the enactment of the Tax Act, the 2018 effective tax rate was significantly lower than the 2017 effective tax rate. The decrease in the effective tax rate was primarily due to the overall impact of the Tax Act in 2018 and the favorable tax benefits from the reduction in the corporate domestic income tax rate from 35% to 21%. The Company received tax benefits in 2018 from filing amended U.S. income tax returns and favorable adjustments to the 2017 U.S. income tax return filed in 2018. Due to the reduction in the federal benefit related to the deduction of state and local income taxes, the impact of state and local income taxes increased in 2018 compared to 2017. The tax benefit related to employee share based payments decreased in 2018 compared to 2017 due to a decrease in the excess tax benefit related to Company stock options exercised by current and former employees of the Company and a reduction in the benefit of the deduction for U.S. income tax purposes from 35% to 21%. The Tax Act eliminated the favorable deduction for domestic production activities.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The IRS is currently auditing the Company’s 2014 and 2015 income tax returns. There has been no significant adjustments proposed by the IRS at this point in the audits. The IRS and the Joint Committee of Taxation have approved refund claims for the 2010, 2011 and 2012 tax years. The Company will receive approximately $5,000 of tax and interest related to the refund claims. In addition, the IRS concluded the refund claim audit for the 2014 tax year of the Company’s Valspar subsidiary and has approved refunds of $5,426 and submitted them to the Joint Committee of Taxation for approval. As of December 31, 2018, the federal statute of limitations has not expired for the 2013, 2014, 2015, 2016 and 2017 tax years.
As of December 31, 2018, the Company is subject to non-U.S. income tax examinations for the tax years of 2013 through 2017. In addition, the Company is subject to state and local income tax examinations for the tax years 1998 through 2018.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017	2016
Balance at beginning of year	$59,001	$32,805	$33,873
Additions from the Acquisition	12,396	18,928
Additions based on tax positions related to the current year	12,890	6,780	5,674
Additions for tax positions of prior years	10,968	4,033	3,890
Reductions for tax positions of prior years	(1,993)	(1,168)	(5,901)
Settlements	(1,380)	(368)	(3,763)
Lapses of statutes of limitations	(2,393)	(2,009)	(968)
Balance at end of year	$89,489	$59,001	$32,805

An additional $12,396 in unrecognized tax benefits were recorded in 2018 related to the Acquisition. Other increases in the balance of unrecognized tax benefits at December 31, 2018 were related to a number of positions taken on current and amended income tax returns filed in the U.S. federal, and various state and foreign jurisdictions. At December 31, 2018, 2017 and 2016, the Company had unrecognized tax benefits of $82,960, $49,520, $27,686, respectively, the recognition of which would have an effect on the effective tax rate.
Included in the balance of unrecognized tax benefits at December 31, 2018 is $14,509 related to tax positions for which it is reasonably possible that the total amounts could significantly change during the next twelve months. This amount represents a decrease in unrecognized tax benefits comprised primarily of items related to federal audits of partnership investments and expiring statutes in federal, foreign and state jurisdictions.
The Company classifies all income tax related interest and penalties as income tax expense. During the year ended December 31, 2018, there was an increase in income tax interest and penalties of $4,899. There was a decrease in income tax interest and penalties of $790 and an increase of $1,410 for the years ended December 31, 2017 and 2016, respectively. At December 31, 2018, 2017 and 2016, the Company has separately accrued $24,757, $14,592 and $9,275, respectively, for the potential payment of interest and penalties.